Net income per common share	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Net Income (Loss) Per Common Share	Note 33 – Net income per common shareThe following table sets forth the computation of net income per common share (“EPS”), basic and diluted, for the years ended December 31, 2019, 2018 and 2017:
(In thousands, except per share information)	2019	2018	2017
Net income from continuing operations	$671,135	$618,158	$107,681
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income applicable to common stock	$667,412	$614,435	$103,958
Average common shares outstanding	96,848,835	101,142,258	101,966,429
Average potential dilutive common shares	148,965	166,385	78,907
Average common shares outstanding - assuming dilution	96,997,800	101,308,643	102,045,336
Basic EPS from continuing operations	$6.89	$6.07	$1.02
Total Basic EPS	$6.89	$6.07	$1.02
Diluted EPS from continuing operations	$6.88	$6.06	$1.02
Total Diluted EPS	$6.88	$6.06	$1.02

As disclosed in Note 22, as of December 31, 2019, the Corporation completed a $250 million accelerated share repurchase transaction (“ASR”) and, in connection therewith, received an initial delivery of 3,500,000 shares of common stock during the first quarter of 2019 and 1,165,607 additional shares of common stock during the fourth quarter of 2019. The final number of shares delivered at settlement was based on the average daily volume weighted average price (“VWAP”) of its common stock, net of a discount, during the term of the ASR, which amounted to $53.58.

Potential common shares consist of common stock issuable under the assumed exercise of stock options, restricted stock and performance shares awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, restricted stock and performance shares awards, if any, that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.